Consolidated Statements of Condition - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and due from banks		$ 48,357	$ 47,196
Federal funds sold and other short term investments		1,171,113	1,059,903
Total cash and cash equivalents		1,219,470	1,107,099
Securities available for sale		407,713	439,071
Held to maturity securities ($10,695 and $14,988 fair value at December 31, 2021 and 2020, respectively)		9,923	13,824
Federal Home Loan Bank stock		5,604	5,506
Loans, net of deferred net costs		4,438,779	4,244,470
Less: Allowance for loan losses		44,267	49,595
Net loans		4,394,512	4,194,875
Bank premises and equipment, net		33,027	34,412
Operating lease right-of-use assets		48,090	47,885
Other assets		78,207	59,124
Total assets		6,196,546	5,901,796
Deposits:
Demand		794,878	652,756
Savings accounts		1,504,554	1,285,501
Interest-bearing checking		1,191,304	1,086,558
Money market deposit accounts		782,079	716,005
Time accounts		995,314	1,296,373
Total deposits		5,268,129	5,037,193
Short-term borrowings		244,686	214,755
Operating lease liabilities		52,720	52,784
Accrued expenses and other liabilities		29,883	28,903
Total liabilities		5,595,418	5,333,635
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 30,000,000 shares authorized, 20,045,684 and 20,040,966 shares issued and 19,219,989 and 19,286,531 shares outstanding at December 31, 2021 and 2020, respectively	[1],[2]	20,046	20,041
Surplus	[1]	256,661	256,606
Undivided profits		349,056	313,974
Accumulated other comprehensive income, net of tax		12,147	11,936
Treasury stock: 825,695 and 754,435 shares, at cost, at December 31, 2021 and 2020, respectively (2)	[2]	(36,782)	(34,396)
Total shareholders' equity		601,128	568,161
Total liabilities and shareholders' equity		$ 6,196,546	$ 5,901,796

[1]	All periods presented have been adjusted for the 1 for 5 reverse stock split which occurred on May 28, 2021.
[2]	Share amounts have been adjusted for all periods presented for the 1 for 5 reverse stock split which occurred on May 28, 2021.